Long-Term Debt and Financial Liabilities, 5 Million Euro Term Loan (Details)			1 Months Ended		12 Months Ended
	Dec. 09, 2024 USD ($)	Dec. 09, 2024 EUR (€)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2025 EUR (€) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 EUR (€)
Debt Instruments [Abstract]
Proceeds from debt					$ 51,577,002		$ 100,000,000	$ 0
5 Million Euro Term Loan [Member]
Debt Instruments [Abstract]
Face amount									€ 5,000,000	$ 5,270,000	€ 5,000,000
Proceeds from debt	$ 3,690,000	€ 3,500,000	$ 1,550,000	€ 1,500,000
Term of loan					5 years	5 years
Number of payment installments | Installment					20	20
Frequency of periodic payment					quarterly	quarterly
Installment payment					$ 294,078	€ 250,000
Weighted average interest rate					4.36%				4.36%
Long-term debt					$ 4,705,240		3,657,056
Accrued interest							$ 12,056
5 Million Euro Term Loan [Member] | Maximum [Member]
Debt Instruments [Abstract]
Margin on variable rate					2.10%	2.10%
5 Million Euro Term Loan [Member] | Minimum [Member]
Debt Instruments [Abstract]
Margin on variable rate					1.80%	1.80%